INVESTMENTS IN NONCONSOLIDATED AFFILIATES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Concord Energy Partners [Member]
Assets
Restricted cash	$ 500
Property, plant and equipment, net of accumulated depreciation	26,169	$ 22,878
Other assets		17
Total Assets	26,669	22,895
Total Current Liabilities	652	2,127
Total membership interest	26,017	20,768
Total Liabilities and Membership Interest	26,669	22,895
Rhode Island Energy Partners [Member]
Assets
Restricted cash	751
Property, plant and equipment, net of accumulated depreciation	19,230	15,901
Total Assets	19,981	15,901
Total Current Liabilities	142	2,224
Total membership interest	19,839	13,677
Total Liabilities and Membership Interest	$ 19,981	$ 15,901